Share-Based Compensation - Fair Value Assumptions (Details) - Performance Share Units (PSU)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	49.10%	50.93%
Risk free interest rate, share options granted	4.48%	4.60%